owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2020
Statement of financial position
Current assets	$ 4,851		$ 4,851		$ 4,851	$ 5,032
Non-current assets	44,000		44,000		44,000	42,962
Current liabilities	8,366		8,366		8,366	8,273
Non-current liabilities	23,805		23,805		23,805	23,662
Statement of income and other comprehensive income
Net income	498	$ 344	902	$ 677
Comprehensive income	624	430	1,214	1,450
condensed interim consolidated statements of cash flows
Cash provided by operating activities	1,250	1,244	2,385	2,183	4,590		$ 4,118
Cash used by investing activities	(1,438)	(860)	(2,637)	(2,013)
Cash provided by financing activities	(204)	(104)	(89)	1,165
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets	1,038		1,038		1,038	874
Non-current assets	3,682		3,682		3,682	3,804
Current liabilities	1,164		1,164		1,164	1,098
Non-current liabilities	1,350		1,350		$ 1,350	$ 1,475
Statement of income and other comprehensive income
Revenue and other income	797	658	1,556	1,297
Net income	70	19	115	24
Comprehensive income	75	(25)	77	(59)
condensed interim consolidated statements of cash flows
Cash provided by operating activities	108	114	261	156
Cash used by investing activities	(63)	(29)	(90)	(47)
Cash provided by financing activities	$ (87)	$ (85)	$ (153)	$ (149)
TELUS International (Cda) Inc.
Subsidiary with significant non-controlling interest
Voting and controlling interest			72.40%			70.90%
Economic interest			56.10%			55.10%